Segment Disclosure (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Sales for new and used systems
Net system sales	€ 4,883,913	[1]	€ 3,894,742	[1]	€ 1,174,858	[1]
New Systems [Member]
Net Sales for new and used systems
Net system sales	4,780,720		3,704,290		993,260
Used Systems [Member]
Net Sales for new and used systems
Net system sales	€ 103,193		€ 190,452		€ 181,598

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.